Principal Accounting Policies - Schedule of Assumptions Used to Estimate Fair Value of Stock Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation [Line Items]
Risk-free interest rate	0.59%	1.58%
Expected life (years)	4 years	4 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	53.00%	48.00%	50.00%
Weighted average of fair value per option at grant date	60.88	70.26	24.96
Minimum [Member]
Share-Based Compensation [Line Items]
Risk-free interest rate			0.87%
Maximum [Member]
Share-Based Compensation [Line Items]
Risk-free interest rate			2.26%